Federated Hermes U S Treasury Cash Reserves Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advisor Shares [Member] | Federated Hermes U S Treasury Cash Reserves | AVR
Prospectus [Line Items]
Annual Return [Percent]	4.17%	5.17%